Financial Instruments - Outstanding Forward Agreements to Purchase Foreign Currency (Detail) - MXN ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 4,983,000,000	$ 2,524,000,000
Forward agreements to purchase foreign currency | 2022
Disclosure of detailed information about financial instruments [line items]
Notional Amount	6,131,000,000
Derivative financial instruments liability	(49,000,000)
Derivative financial assets	$ 78,000,000
Forward agreements to purchase foreign currency | 2021
Disclosure of detailed information about financial instruments [line items]
Notional Amount		7,130,000,000
Derivative financial instruments liability		(843,000,000)
Derivative financial assets		$ 4,000,000